Nature of Operations	12 Months Ended
Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations

NOTE 1. NATURE OF OPERATIONS

Dominion Energy, headquartered in Richmond, Virginia, is one of the nation’s largest producers and distributors of energy. Dominion Energy’s operations are conducted through various subsidiaries, including Virginia Power. Dominion Energy’s operations also include DESC, regulated gas distribution operations in the eastern and Rocky Mountain regions of the U.S. and nonregulated electric generation. In addition, see Note 3 for a description of the sale of substantially all of Dominion Energy’s gas transmission and storage operations through the GT&S Transaction completed in November 2020 and the sale of the Q-Pipe Group completed in December 2021.

In connection with the comprehensive business review announced in November 2022, Dominion Energy entered into agreements in September 2023 to sell all of its regulated gas distribution operations, expect for DESC's, to Enbridge. In addition, Dominion Energy completed the sale in September 2023 of its remaining 50% noncontrolling partnership interest in Cove Point to BHE under the agreement entered into in July 2023. As discussed in Notes 3 and 9, these operations are classified as discontinued operations and held for sale in Dominion Energy's Consolidated Financial Statements.

Subsequently in September 2023, Dominion Energy revised its primary operating segments and manages its daily operations through three primary operating segments: Dominion Energy Virginia, Dominion Energy South Carolina and Contracted Energy. Dominion Energy also reports a Corporate and Other segment, which includes its corporate, service company and other functions (including unallocated debt) as well as its noncontrolling interest in Dominion Privatization, its noncontrolling interest in Wrangler (through March 2022) and Hope (through August 2022). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the operating segments’ performance or in allocating resources as well as the net impact of the operations included in the East Ohio, PSNC and Questar Gas Transactions, its noncontrolling interest in Cove Point and gas transmission and storage operations, including its noncontrolling interest in Atlantic Coast Pipeline, reported as discontinued operations which are discussed in Notes 3 and 9.

Dominion Energy's Consolidated Financial Statements and Notes have been recast to reflect these changes in presentation.

Virginia Power is a regulated public utility that generates, transmits and distributes electricity for sale in Virginia and northeastern North Carolina. Virginia Power is a member of PJM, an RTO, and its electric transmission facilities are integrated into the PJM wholesale electricity markets. All of Virginia Power’s stock is owned by Dominion Energy.

Virginia Power manages its daily operations through one primary operating segment: Dominion Energy Virginia. It also reports a Corporate and Other segment that primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources.

See Note 26 for further discussion of the Companies’ operating segments.